Capital Stock - Aspire Common Stock Purchase Agreement - Additional Information (Detail) (USD $)	0 Months Ended					1 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 09, 2010	Sep. 30, 2014
Class of Stock [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000		5,000,000	10,125,000	5,500,000	3,333,333
Proceeds from sale of common stock	$ 400,000	$ 600,000	$ 2,377,000	$ 1,000,000	$ 2,025,000	$ 550,000	$ 500,000	$ 3,646,000	$ 6,289,000	$ 6,538,000	$ 2,084,000
Aspire Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Maximum commitment under stock purchase agreement												25,000,000
Purchase agreement expired								Dec. 31, 2013		Dec. 31, 2013
Common stock purchase agreement period												3 years
Number of purchase agreement shares sold												333,333
Common stock sold												500,000
Capital commitment fees on common stock												500,000
Aspire Capital Fund, LLC [Member] | Registration Rights [Member]
Class of Stock [Line Items]
Number of shares of common stock sold								1,200,000		1,200,000	5,000,000		0
Proceeds from sale of common stock								$ 264,000		$ 264,000	$ 2,084,000		$ 0